Cash and Due from banks at amortized cost (Tables)	12 Months Ended
Dec. 31, 2018
Cash and Due from banks at amortized cost [Abstract]
Cash and Due from banks at amortized cost
(a)	Cash and due from banks at amortized cost as of December 31, 2018 are as follows:

	2018
Cash and cash equivalents	~~W~~	2,617,231
Deposits in won:
Reserve deposits		2,360,416
Time deposits		1,346,015
Other		2,271,812

		5,978,243

Deposits in foreign currency:
Deposits		5,045,513
Time deposits		2,791,486
Other		930,977

		8,767,976

Allowance for credit losses		(14,824)

	~~W~~	17,348,626

Restricted due from banks at amortized cost
(b)	Restricted due from banks at amortized cost as of December 31, 2018 are as follows:

	2018
Deposits denominated in won:
Reserve deposits	~~W~~	2,360,416
Other (*1)		2,182,119

		4,542,535
Deposits denominated in foreign currency		1,632,971

	~~W~~	6,175,506

(*1)

Pursuant to the Regulation on Financial Investment Business, the Group is required to deposit certain portions of customers’ deposits with the Korean Securities Finance Corporation (“KSFC”) or banks to ensure repayment of customer deposits and the deposits may not be pledged as collateral.